SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2017	December 31, 2016
Assets
Fixed maturities, at fair value (amortized cost: 2017, $52,406; 2016, $78,104)	$51,748	$77,170
Cash and cash equivalents	26,681	23,150
Investments in subsidiaries	8,991,358	8,558,696
Intercompany loans and balances receivable	1,135,749	700,965
Other	4,246	4,394
Total assets	$10,209,782	$9,364,375

Liabilities
Intercompany loans and balances payable (1)	$3,435,693	$2,652,060
Accounts payable, accrued expenses and other	28,977	24,403
Total liabilities	3,464,670	2,676,463

Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(90,281)	(74,569)
Retained earnings	4,410,694	4,337,782
Total shareholders’ equity	6,745,112	6,687,912
Total liabilities and shareholders’ equity	$10,209,782	$9,364,375

(1)
The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $63 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated CENts. The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.

The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B, indirect 100% owned finance subsidiary of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of the 5.500% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive Income—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Revenues
Net investment income	$1,890	$2,690	$3,516
Interest income on intercompany loans	12,201	12,109	12,295
Net realized and unrealized investment gains (losses)	91	2,993	(1,104)
Other income	8,418	2,483	—
Total revenues	22,600	20,275	14,707
Expenses
Other expenses	40,131	116,758	435,404
Interest expense on intercompany loans	12,085	7,016	6,243
Net foreign exchange gains (losses)	35,753	(10,788)	(3,199)
Total expenses	87,969	112,986	438,448
Loss before equity in net income of subsidiaries	(65,369)	(92,711)	(423,741)
Equity in net income of subsidiaries	329,390	540,019	528,122
Net income	264,021	447,308	104,381
Preferred dividends	46,416	55,043	56,735
Loss on redemption of preferred shares	—	4,908	—
Net income available to common shareholders	$217,605	$387,357	$47,646
Comprehensive income
Net income	$264,021	$447,308	$104,381
Total other comprehensive (loss) income, net of tax	(15,712)	8,714	(49,200)
Comprehensive income	$248,309	$456,022	$55,181
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Cash flows from operating activities
Net income	$264,021	$447,308	$104,381
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries	(329,390)	(540,019)	(528,122)
Other, net	25,239	11,205	32,725
Net cash used in operating activities	(40,130)	(81,506)	(391,016)
Cash flows from investing activities
Advances to/from subsidiaries, net	11,138	(167,254)	97,532
Net issue of intercompany loans receivable and payable	—	542,193	5,955
Sales and redemptions of fixed maturities	40,379	99,888	16,818
Purchases of fixed maturities	(16,414)	(7,839)	(25,758)
Dividends received from subsidiaries	—	—	418,789
Other, net	414	(2,408)	13,292
Net cash provided by investing activities	35,517	464,580	526,628
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders (1)	—	(240,725)	(47,582)
Reissuance of treasury shares and issuance of common shares, net of taxes paid	—	—	7,996
Redemption of preferred shares	—	(149,523)	—
Reissuance of treasury shares, net of taxes	—	10,965	—
Settlement of share-based awards upon change in control	—	(75,531)	—
Net cash used in financing activities	—	(454,814)	(39,586)
Effect of foreign exchange rate changes on cash	8,144	55	(1,562)
Increase (decrease) in cash and cash equivalents	3,531	(71,685)	94,464
Cash and cash equivalents—beginning of year	23,150	94,835	371
Cash and cash equivalents—end of year	$26,681	$23,150	$94,835

(1)
During the years ended December 31, 2017, 2016 and 2015, dividends paid to common and preferred shareholders of $191 million, $251 million and $143 million, respectively, and the repurchase of common shares of $71 million for 2015 were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.